MFS Research International Portfolio Expense Example - MFS Research International Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	913
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,207
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	$ 1,090